ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	Feb. 28, 2024	Dec. 05, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 13, 2022	Apr. 14, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, issued	22,500,000		22,500,000	22,500,000
Stockholders' Equity, Reverse Stock Split	2-for-1 share split
Capital Units, Value	$ 50,000
Common Stock, Shares Authorized	1,000,000,000		1,000,000,000	1,000,000,000		500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00005		$ 0.00005	$ 0.00005		$ 0.0001
Capital units issued	$ 1,125
Ordinary shares, outstanding			22,500,000	22,500,000
Mr. Man Siu Ming [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		80.40%
Moss Mist Investment Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares sold		551,250
Dusk Moon International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares sold		551,250
Celestial Power Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, issued					99
Mr. Man Siu Ming [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, issued						11,249,999